DEBTS PAYABLE AND SENIOR SECURED NOTES - Changes in senior secured notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Senior secured notes
Amortization of financing costs	$ 2,341	$ 2,292
Amortization of debt premium	3,018	3,018
Senior secured notes
Senior secured notes
Debt (Period Beginning)	244,682	245,408
Amortization of financing costs	2,291	2,292
Amortization of debt premium	(3,018)	(3,018)
Debt (Period End)		$ 244,682
Total senior secured notes classified as non-current payable as of December 31, 2023	$ 243,955